SEGMENT REPORTING	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SEGMENT REPORTING

14. SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products or services. Based on management’s assessment, the Company has determined that it has three operating segments as defined by ASC 280, including quality food products platform, skincare products & service and Technical Service.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

14. SEGMENT REPORTING (CONTINUED)

Adjustments and eliminations of inter-company transactions were not included in determining segment (loss) profit, as they are not used by the chief operating decision maker. The following table presents summary information by segment for the years ended December 2025, 2024 and 2023 respectively:

	For the year ended December 31, 2025
	Skincare Products & Service	Quality Food Products Platform	Technical Service	Total
Revenues	$7,081,133	$-	$-	$7,081,133
Cost of goods sold	6,366,842	-	-	6,366,842
Gross profit	714,291	-	-	714,291
Depreciation and amortization	2,892,632	-	-	2,892,632
Capital expenditures	41,042,250	-	-	41,042,250
Loss from operations	(8,788,595)	-	-	(8,788,595)
Income tax expenses	-	-	-	-
Segment loss	(16,633,230)	-	(1,559,073)	(18,192,303)
Segment assets	$50,733,926	-	$19	50,733,945

	For the year ended December 31, 2024
	Skincare Products & Service	Quality Food Products Platform	Technical Service	Total
Revenues	$86,390	$72,095	$-	$158,485
Cost of goods sold	42,236	49,118	-	91,354
Gross profit	44,154	22,977	-	67,131
Depreciation and amortization	-	127,051	-	127,051
Capital expenditures	-	-	943,376	943,376
Loss from operations	(1,374,952)	(652,701)	(19,364)	(2,047,017)
Income tax expenses	-	-	(372,564)	(372,564)
Segment gain(loss)	6,606,260	(395,303)	(1,096,273)	5,114,684
Segment assets	$58,988,664	-	1,956,471	60,945,135

	For the year ended December 31, 2023
	Quality Food Products Platform	Technical Service	Total
Revenues	$2,513,483	$8,463,946	$10,977,429
Cost of goods sold	750,383	7,643,981	8,394,364
Gross profit	1,763,100	819,965	2,583,065
Depreciation and amortization	183,097	-	183,097
Capital expenditures	5,539	-	5,539
(Loss) income from operations	(2,106,150)	589,364	(1,516,786)
Income tax expenses	927	206,313	207,240
Segment loss	(9,775,749)	(6,536,956)	(16,312,705)
Segment assets	$17,657,856	$2,926,423	$20,584,279